Exchangeable Right Liability - Activity of Exchangeable Right (Details)	12 Months Ended
Dec. 31, 2021 shares
Rights
Warrants or rights outstanding (in shares)	2,696,120
Issued as part of the Business Combination (in shares)	11,500,000
Exercised (in shares)	(2,696,120)
Warrants or rights outstanding (in shares)	11,500,000
Exchange- able Right Liability
Rights
Warrants or rights outstanding (in shares)	0
Issued as part of the Business Combination (in shares)	6,600,000
Exercised (in shares)	0
Warrants or rights outstanding (in shares)	6,600,000